UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - Cross Currency Interest Rate Swaps (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	$ 30,365	$ 104,757
2021 Cross Currency Interest Rate Swap | 2021 Debentures
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	3,630	26,877
2022 Cross Currency Interest Rate Swap | 2022 Term Loan
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value		3,826
2023 Cross Currency Interest Rate Swap | 2023 Debentures
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	24,298	56,922
2024 Cross Currency Interest Rate Swap | 2024 Term Loan
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	1,202
2025 Cross Currency Interest Rate Swap | 2025 Term Loan
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value		$ 17,132
2026 Cross Currency Interest Rate Swap | 2026 Term Loan
Disclosure of detailed information about borrowings [line items]
Cross Currency Interest Rate Swap - fair value	$ 1,235